          UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05896

DWS Target Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  7/31

Date of reporting period:  10/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2013 (Unaudited)

DWS Target 2014 Fund
	Principal Amount ($)	Value ($)
Government & Agency Obligation 81.4%
U.S. Treasury Obligation
U.S. Treasury STRIPS, 4.466% *, 11/15/2014 (a) (Cost $17,173,088)	17,981,000	17,952,105

	Shares	Value ($)

Exchange-Traded Funds 18.6%
iShares S&P 500 Index Fund	10,220	1,805,874
SPDR S&P 500 ETF Trust	13,049	2,293,101

Total Exchange-Traded Funds (Cost $2,621,401)		4,098,975
Securities Lending Collateral 23.5%
Daily Assets Fund Institutional, 0.08% (b) (c) (Cost $5,174,460)	5,174,460	5,174,460
Cash Equivalents 0.2%
Central Cash Management Fund, 0.06% (b) (Cost $47,699)	47,699	47,699

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $25,016,648) †	123.7	27,273,239
Other Assets and Liabilities, Net	(23.7)	(5,222,186)

Net Assets	100.0	22,051,053

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $25,016,648.  At October 31, 2013, net unrealized appreciation for all securities based on tax cost was $2,256,591.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,256,591 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $0.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at October 31, 2013 amounted to $5,064,848 which is 23.0% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Government & Agency Obligation	$—	$17,952,105	$—	$17,952,105
Exchange-Traded Fund	4,098,975	—	—	4,098,975
Short-Term Investments (d)	5,222,159	—	—	5,222,159

Total	$9,321,134	$17,952,105	$—	$27,273,239

There have been no transfers between fair value measurement levels during the period ended October 31, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2014 Fund, a series of DWS Target Fund

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 19, 2013